Annual Operating Expenses - FidelitySeriesStockSelectorLargeCapValueFund-PRO - FidelitySeriesStockSelectorLargeCapValueFund-PRO - Fidelity Series Stock Selector Large Cap Value Fund - Fidelity Series Stock Selector Large Cap Value Fund
Apr. 01, 2025
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none